Note 11 - Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Earnings per share [text block]
	Year Ended December 31,
	2018	2017
Net loss for the year	$(204,164)	$(53,272)
Weighted average number of shares on issue - basic and diluted (1)	183,650,405	165,293,893

Loss per share - basic	$(1.11)	$(0.32)
Loss per share - diluted	$(1.11)	$(0.32)